Capital assets - Additional Information (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Net proceeds			$ 197,007	$ 0
Loss on disposition			$ (352,367)
Canada
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections	13.00%		13.00%
USA
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections	15.00%		15.00%
France
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections	15.00%		15.00%
Operating Segments | France
Disclosure of detailed information about business combination [line items]
Increase in impairment charges if cash generating units are not combined			$ 23,200
Minor acquisition of Alberta assets
Disclosure of detailed information about business combination [line items]
Total consideration		$ 19,000
Capital assets		33,900
Asset retirement obligations		14,900
Capital assets
Disclosure of detailed information about business combination [line items]
Non-cash impairment charges			$ 1,000,000
Southeast Saskatchewan
Disclosure of detailed information about business combination [line items]
Net proceeds		182,200
Loss on disposition		226,800
Book value of net assets disposed		409,000
Book value of net assets disposed consisting of capital assets		534,000
Exploration and evaluation assets		25,900
Asset retirement obligations		$ 150,900
Non-core assets in Wyoming
Disclosure of detailed information about business combination [line items]
Net proceeds	$ 16,300
Loss on disposition	$ 125,500